Cover	Jan. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 17, 2024
Entity File Number	001-38323
Entity Registrant Name	Adial Pharmaceuticals, Inc.
Entity Central Index Key	0001513525
Entity Tax Identification Number	82-3074668
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1180 Seminole Trail
Entity Address, Address Line Two	Ste 495
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22901
City Area Code	434
Local Phone Number	422-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ADIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false